Financial risk management (Details 13) $ in Millions	Jun. 30, 2025 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 1,183
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	1,625
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	705
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	987
S O F R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	125
S O F R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	162
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	74
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	88
S O F R O N [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	78
S O F R O N [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	109
I P C A [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	116
I P C A [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	162
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	65
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	90
L P R 12 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	15
L P R 12 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	21
T R [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	5
T R [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 6